CONSOLIDATED STATEMENTS OF CASH FLOWS RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 111.8	RUB 6,783.0	RUB 9,679.0	RUB 17,020.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	126.2	7,655.0	6,197.0	3,480.0
Amortization of intangible assets	32.2	1,952.0	1,594.0	1,004.0
Amortization of debt discount and issuance costs	15.0	911.0	967.0	811.0
Share-based compensation expense	56.4	3,422.0	2,718.0	1,210.0
Deferred income taxes	(14.2)	(864.0)	(188.0)	115.0
Foreign exchange (gains)/losses	63.2	3,834.0	(1,903.0)	(6,553.0)
Gain from sale of equity securities	(2.6)	(157.0)
Impairment of investment in equity securities				700.0
Goodwill impairment			576.0
Gain from repurchases of convertible debt	(0.9)	(53.0)	(310.0)	(548.0)
Other	(0.6)	(40.0)	(83.0)	38.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(39.3)	(2,385.0)	(1,763.0)	(714.0)
Prepaid expenses and other assets	4.6	276.0	888.0	(3,069.0)
Accounts payable and accrued liabilities	62.9	3,817.0	1,160.0	1,817.0
Deferred revenue	4.9	298.0	44.0	235.0
Net cash provided by operating activities	419.6	25,449.0	19,576.0	15,546.0
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(158.7)	(9,625.0)	(13,045.0)	(9,679.0)
Proceeds from sale of property and equipment	2.9	177.0	95.0	132.0
Acquisitions of businesses, net of cash acquired			(398.0)	(6,360.0)
Investments in non-marketable equity securities	(8.1)	(491.0)	(110.0)	(45.0)
Proceeds from sale of equity securities				120.0
Investments in debt securities	(52.1)	(3,159.0)	(2,564.0)	(2,546.0)
Proceeds from maturity of debt securities	41.6	2,525.0	3,426.0	575.0
Investments in term deposits	(1,161.1)	(70,430.0)	(41,760.0)	(17,157.0)
Maturities of term deposits	1,128.4	68,447.0	42,682.0	7,234.0
Loans granted	(9.0)	(550.0)	(60.0)	(207.0)
Escrow cash deposit			58.0	(656.0)
Net cash used in investing activities	(216.1)	(13,106.0)	(11,676.0)	(28,589.0)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from exercise of share options	7.1	431.0	168.0	191.0
Proceeds from issuance of convertible debt				2,981.0
Repurchases of convertible debt	(89.0)	(5,397.0)	(6,096.0)	(6,414.0)
Payment of debt issuance costs				(42.0)
Repurchases of ordinary shares				(8,423.0)
Payment for contingent consideration	(2.5)	(152.0)	(124.0)
Other financing activities	1.6	97.0	29.0
Net cash used in financing activities	(82.8)	(5,021.0)	(6,023.0)	(11,707.0)
Effect of exchange rate changes on cash and cash equivalents	(54.9)	(3,328.0)	4,716.0	9,001.0
Net change in cash and cash equivalents	65.8	3,994.0	6,593.0	(15,749.0)
Cash and cash equivalents at beginning of period	399.6	24,238.0	17,645.0	33,394.0
Cash and cash equivalents at end of period	465.4	28,232.0	24,238.0	17,645.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	74.7	4,531.0	4,861.0	4,544.0
Cash paid for acquisitions			398.0	6,567.0
Interest paid	4.4	264.0	322.0	307.0
Non-cash investing activities:
Change in accounts payable for property and equipment	$ (3.8)	RUB (230.0)	(162.0)	643.0
Fair value of contingent consideration included in purchase price of acquisition			RUB 341.0	RUB 165.0